Events occurring after the reporting period	12 Months Ended
Jun. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

15. Events occurring after the reporting period

In August 2022, the Group completed a US$45.0 million (A$65.0 million) financing in a global private placement predominately to major shareholders of the Company. The proceeds from the placement will facilitate activities for launch and commercialization for remestemcel-L, in the treatment of children with SR-aGVHD for which we seek FDA approval under a planned resubmission of our Biologics License Application (“BLA”); and commencement of a second Phase 3 clinical trial of rexlemestrocel-L to confirm reduction in chronic low back pain associated with degenerative disc disease. On August 11, 2022, proceeds of $42.6 million were received and recognized in cash and cash equivalents.

There were no other events that have occurred after June 30, 2022 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.